Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Payments
Schedule of share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 stock incentive plan

Grant date	Exercise Price per share	Number of options	Vesting period
	$
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30,2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30,2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910

25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

Share-based Payments
Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		$	$			$
As of January 1, 2010 and 2011	—	—	—
Granted during the period	7,167,138	1.25	3.61 years	3.40	3.09	22,119,207
Outstanding as of December 31, 2011	7,167,138	1.25	3.06 years
Granted	758,048	2.51	3.26 years	1.91	0.59	449,469
Exercised	(146,316)	1.31	2.53 years	3.62	5.74	840,014
Forfeited	(376,028)	0.90	2.42 years	1.88
Outstanding as of December 31, 2012	7,402,842	1.16	2.16 years
Non-vested as of December 31,2012	4,256,083			3.29
Options vested and expected to vest as of December 31, 2012	7,242,920	1.14	2.14 years			56,324,013
Exercisable as of December 31, 2012	3,146,759	0.78	1.78 years			25,602,927

Schedule of fair value of the options immediately before and after the modification

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50

Summary of information regarding the ordinary shares granted during the year

	Number of ordinary shares	Weighted average granted date fair value(A)
Ordinary shares granted as share-based compensation outstanding as of January 1, 2011	—	—
Granted (note 16(b))	18,632,250	3.43
Granted (note 16(c))	1,521,007	4.08
Vested	(20,153,257)
Outstanding as of December 31, 2011	—	—

Note A:	The fair value of ordinary shares are determined using the same methodologies as described in note 16(a) footnote 6(i), with the assistance of an independent valuation firm

Schedule of share-based compensation expenses

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Fulfillment expenses	—	(297,095)	(292,866)
Marketing expenses	—	(184,404)	(169,100)
Technology and content expenses	—	(729,420)	(897,133)
General and administrative expenses	—	(72,716,983)	(6,237,850)
	—	(73,927,902)	(7,596,949)

Binomial model
Share-based Payments
Schedule of assumptions used in determining the fair value of the share options

Assumptions	Valuation as of March 18, 2011	Valuation as of March 28, 2011	Valuation as of July 10, 2011	Valuation as of August 30, 2011	Valuation as of November 30, 2011	Valuation as of December 31, 2012 (granted on February 1, 2012)	Valuation as of April 16, 2012
Expected dividend yield	0%	0%	0%	0%	0%	0%	0%
Risk-free interest rate	3.725%	3.778%	4.127%	3.116%	2.853%	2.5362%	3.002%
Expected Volatility	56.68%	56.53%	55.26%	54.99%	54.00%	51.33%	53.12%
Expected life	10 years	10 years	10 years	10 years	10 years	4.5 years	10 years
Exercise multiples	2.8 times	2.2 times	2.2 times	2.2 times	2.2 to 2.8 times*	N/A**	2.2 to 2.8 times***
Fair value of underlying ordinary shares	3.40	3.44	4.31	4.78	6.36	8.92	2.51
Type of valuation	Retrospective	Retrospective	Contemporaneous	Contemporaneous	Contemporaneous	Contemporaneous	Contemporaneous

*	2.2 times multiple for 1,310,000 numbers of options granted to employees; 2.8 times multiple for 551,250 numbers of options granted to independent directors.

**	The options were granted to a non-employee, the exercise multiple is not considered.

***	2.2 times multiple for 452,000 numbers of options granted to employees; 2.8 times multiple for 101,138 numbers of options granted to independent directors.